NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest expense					$ 45,473	$ 10,031
Discount			$ 1,239,686	$ 1,878,976	2,321,011	2,906,645
Interest expenses debt					505,198	260,155
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Interest expense	$ 76,962	$ 58,678	313,069	172,371
Discount	215,065	301,884	695,011	927,505	2,537,167	2,082,875
Proceeds from notes payables					4,840,215	6,094,051
Debt discount					1,381,970	1,716,825
Repayment of notes payable					$ 4,408,240	$ 4,577,578
Promissory Note [Member]
Short-Term Debt [Line Items]
Discount	18,096	20,965	1,671,868	1,381,970
Promissory notes issued	18,096	431,112	1,617,868	4,840,215
Repaid amount	$ 205,737	$ 1,472,919	$ 1,252,955	$ 4,408,240